                                   FORUM FUNDS
                            MAINE MUNICIPAL BOND FUND
                   Supplement to Prospectus Dated August 1, 1996

1. The following sentence relating to the Fund's maximum sales charge is added to the third paragraph on the first page of the Prospectus:

During the period January 15, 1997 through March 31, 1997, Shares of the Fund will be subject to a maximum sales charge of 2.50% of the total public offering price (2.56% of the net amount invested).

2. The following paragraph relating to the Fund's sales charges is added after the last full paragraph on page 14 of the Prospectus:

During the period of January 15, 1997 through March 31, 1997, an adjusted sales charge will be in effect, assessed as follows:

                                 SALES CHARGE AS
                                     A % OF
                         -----------------------------------
AMOUNT OF PURCHASE       PUBLIC OFFERING     NET ASSET VALUE      DEALERS'
                              PRICE                             REALLOWANCE
Less than $50,000             2.50%               2.56%             2.50%
$50,000 but less than
  $100,000                    2.25%               2.30%             2.25%
$100,000 but less than
  $500,000                    2.00%               2.04%             2.00%
$500,000 but less than
  $1,000,000                  1.50%               1.52%             1.50%
$1,000,000 or greater         0.50%               0.50%             0.50%


After March 31, 1997, the sales charges and dealers' reallowance set forth in the table on page 14 of the Prospectus will be reinstated.



January 15, 1997

                                   FORUM FUNDS
                             NEW HAMPSHIRE BOND FUND
                  Supplement to Prospectus Dated August 1, 1996

1. The following sentence relating to the Fund's maximum sales charge is added to the third paragraph on the first page of the Prospectus:

During the period January 15, 1997 through March 31, 1997, Shares of the Fund will be subject to a maximum sales charge of 2.50% of the total public offering price (2.56% of the net amount invested).

2. The following paragraph relating to the Fund's sales charges is added before the last full paragraph on page 14 of the Prospectus:

During the period of January 15, 1997 through March 31, 1997, an adjusted sales charge will be in effect, assessed as follows:

                                 SALES CHARGE AS
                                     A % OF
                         -----------------------------------
AMOUNT OF PURCHASE       PUBLIC OFFERING     NET ASSET VALUE      DEALERS'
                              PRICE                             REALLOWANCE
Less than $50,000             2.50%               2.56%             2.50%
$50,000 but less than
  $100,000                    2.25%               2.30%             2.25%
$100,000 but less than
  $500,000                    2.00%               2.04%             2.00%
$500,000 but less than
  $1,000,000                  1.50%               1.52%             1.50%
$1,000,000 or greater         0.50%               0.50%             0.50%


After March 31, 1997, the sales charges and dealers' reallowance set forth in the table on page 14 of the Prospectus will be reinstated.



January 15, 1997

                                   FORUM FUNDS

                            MAINE MUNICIPAL BOND FUND


     Supplement to Statement of Additional Information Dated August 1, 1996

The following paragraph relating to the method of computing the offering price of the Fund's shares is added to Section 7 "Additional Purchase and Redemption Information" after the third paragraph in that section:

As set forth in the Prospectus, for the period January 15, 1997 through March 31, 1997, an adjusted sales charge schedule is in effect. Set forth below is an example of the method of computing the offering price of the Fund's shares for that period only. Assuming a purchase of shares aggregating less than $100,000 subject to the adjusted sales charge schedule at a price based on the net asset value per share on March 31, 1996 of $10.72, the offering price of the Fund's shares is computed as follows:

          Net Asset Value Per Share. . . . . . . . . . . . . $ 10.72

          Sales Charge, 2.50% of offering price
          (2.56% of net asset value per share) . . . . . . . $  0.27

          Offering to Public . . . . . . . . . . . . . . . . $ 10.99


After March 31, 1997, the sales charge schedule set forth on page 14 of the Prospectus will be reinstated.




January 15, 1997

                                   FORUM FUNDS

                             NEW HAMPSHIRE BOND FUND


     Supplement to Statement of Additional Information Dated August 1, 1996

The following paragraph relating to the method of computing the offering price of the Fund's shares is added to Section 7 "Additional Purchase and Redemption Information" after the third paragraph in that section:

As set forth in the Prospectus, for the period January 15, 1997 through March 31, 1997, an adjusted sales charge schedule is in effect. Set forth below is an example of the method of computing the offering price of the Fund's shares for that period only. Assuming a purchase of shares aggregating less than $100,000 subject to the adjusted sales charge schedule at a price based on the net asset value per share on March 31, 1996 of $10.33, the offering price of the Fund's shares is computed as follows:

          Net Asset Value Per Share. . . . . . . . . . . . . $ 10.33

          Sales Charge, 2.50% of offering price
          (2.56% of net asset value per share) . . . . . . . $  0.26

          Offering to Public . . . . . . . . . . . . . . . . $ 10.59


After March 31, 1997, the sales charge schedule set forth on page 14 of the Prospectus will be reinstated.




January 15, 1997